PROPERTY (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property

Property consists of the following at April 30, 2021 and January 31, 2021:

	April 30, 2021	January 31, 2021
Office furniture, fixtures and equipment	$85,413	$85,413
Shop equipment	43,004	43,004
Vehicles	226,760	40,433
Sub-total	355,177	168,850
Less: Accumulated depreciation	(99,558)	(88,823)
Total Property	$255,619	$80,027

Property consists of the following at January 31, 2021 and 2020:

	2021	2020
Office furniture, fixtures and equipment	$85,413	$95,163
Shop equipment	43,004	43,004
Vehicles	40,433	40,433
Sub-total	168,850	178,600
Less: Accumulated depreciation	(88,823)	(64,091)
Total Property	$80,027	$114,509